Prepaid Forward Gold Contract Liability (Tables)	12 Months Ended
Dec. 31, 2020
Forward Gold Sales Contract Liability [Abstract]
Schedule of company is obligated to deliver gold
Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045